Intangible Assets (Summary Of Estimated Aggregate Amortization Expense) (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2016	$ 24.6
2017	24.6
2018	25.0
2019	26.8
2020	$ 26.7